CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (19,402)	$ (13,374)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,916	968
Depreciation	240	377
Increase (decrease) in severance pay, net	(64)	200
Gain from property and equipment disposal	(1)
Decrease in operating lease right of use asset	357	235
Decrease (increase) in interest receivables from short-term bank deposits	403	(316)
Decrease in trade receivables	2,000
Decrease in other accounts receivable and prepaid expenses	212	40
Increase in long-term prepaid expenses	(26)	(526)
Increase in trade payables	361	70
Increase in other accounts payable and accrued expenses	872	1,325
Decrease in operating lease liability	(319)	(271)
Decrease in deferred participation in R&D expenses	(178)	(294)
Net cash used in operating activities	(13,629)	(11,566)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	71,100	15,500
Investment in short-term bank deposits	(57,445)	(104,100)
Purchase of property and equipment	(218)	(108)
Proceeds from sales of property and equipment	1
Net cash provided by (used in) investing activities	13,438	(88,708)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	239	74,147
Proceeds from exercise of warrants	425	16,609
Proceeds from exercise of options	245	12,789
Net cash provided by financing activities	909	103,545
Increase in cash, cash equivalents and restricted cash	718	3,271
Cash, cash equivalents and restricted cash at the beginning of the period	7,810	9,839
Cash, cash equivalents and restricted cash at the end of the period	8,528	13,110
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment	35	47
Receivables on account of shares	$ 216	$ 7